Borrowings - Balances of long-term bank loan (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Outstanding loan	¥ 3,604,670	¥ 2,342,800
Current portion according to the repayment schedule	639,180	1,144,420
Long-term portion according to repayment schedule	2,965,490	1,198,380
Loan Agreement with Bank of Beijing, Maturity, March 2024
Borrowings
Outstanding loan		147,000
Current portion according to the repayment schedule		147,000
Loan Agreement with Bank of Shanghai, Maturity, June 2025
Borrowings
Outstanding loan	80,340	126,660
Current portion according to the repayment schedule	80,340	46,320
Long-term portion according to repayment schedule		80,340
Loan Agreement with Hang Seng Bank, Maturity, June 2024
Borrowings
Outstanding loan		120,000
Current portion according to the repayment schedule		120,000
Loan Agreement with China Construction Bank, Maturity, July 2029, One
Borrowings
Outstanding loan	6,460	6,800
Current portion according to the repayment schedule	1,360	340
Long-term portion according to repayment schedule	5,100	6,460
Loan Agreement with Industrial and Commercial Bank of China, Maturity, July 2029
Borrowings
Outstanding loan	9,690	10,200
Current portion according to the repayment schedule	2,040	510
Long-term portion according to repayment schedule	7,650	9,690
Loan Agreement with China Construction Bank, Maturity, July 2029, Two
Borrowings
Outstanding loan	18,810	19,800
Current portion according to the repayment schedule	3,960	990
Long-term portion according to repayment schedule	14,850	18,810
Loan Agreement with China Construction Bank, Maturity, July 2029, Three
Borrowings
Outstanding loan	297,730	313,400
Current portion according to the repayment schedule	62,680	15,670
Long-term portion according to repayment schedule	235,050	297,730
Loan Agreement with Industrial and Commercial Bank of China, Maturity, July 2029, one
Borrowings
Outstanding loan	474,810	499,800
Current portion according to the repayment schedule	99,960	24,990
Long-term portion according to repayment schedule	374,850	474,810
Loan Agreement with Bank of Beijing, Maturity, February 2025
Borrowings
Outstanding loan		127,500
Current portion according to the repayment schedule		30,000
Long-term portion according to repayment schedule		97,500
Loan Agreement with Bank of Shanghai, Maturity, April 2024
Borrowings
Outstanding loan		650,000
Current portion according to the repayment schedule		650,000
Loan Agreement with Bank of Shanghai, Maturity, September 2026
Borrowings
Outstanding loan	213,040	321,640
Current portion according to the repayment schedule	108,600	108,600
Long-term portion according to repayment schedule	104,440	¥ 213,040
Loan Agreement with China Construction Bank, Maturity, January 2031
Borrowings
Outstanding loan	637,010
Current portion according to the repayment schedule	29,900
Long-term portion according to repayment schedule	607,110
Loan Agreement with Industrial and Commercial Bank of China, Maturity, January 2031
Borrowings
Outstanding loan	497,660
Current portion according to the repayment schedule	23,360
Long-term portion according to repayment schedule	474,300
Loan Agreement with China Minsheng Bank, Maturity, January 2031
Borrowings
Outstanding loan	497,670
Current portion according to the repayment schedule	23,380
Long-term portion according to repayment schedule	474,290
Loan Agreement with Agricultural Bank of China, Maturity, January 2031
Borrowings
Outstanding loan	497,660
Current portion according to the repayment schedule	23,360
Long-term portion according to repayment schedule	474,300
Loan Agreement with Bank of Shanghai, Maturity, January 2027
Borrowings
Outstanding loan	145,550
Current portion according to the repayment schedule	72,600
Long-term portion according to repayment schedule	72,950
Loan Agreement with Bank of Shanghai, Maturity, February 2027
Borrowings
Outstanding loan	228,240
Current portion according to the repayment schedule	107,640
Long-term portion according to repayment schedule	¥ 120,600